Financial Risk Management - Additional Information (Details) € in Millions, ¥ in Millions, kr in Millions				1 Months Ended		12 Months Ended
	Apr. 18, 2023 USD ($)	Apr. 18, 2023 SEK (kr)	Mar. 23, 2023	Apr. 30, 2023 USD ($)	Oct. 31, 2022	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SEK (kr)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SEK (kr)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 SEK (kr)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 SEK (kr)	Dec. 31, 2022 EUR (€)	Nov. 30, 2022 USD ($)	Nov. 30, 2022 CNY (¥)	Dec. 31, 2020 USD ($)
Disclosure Of Financial Risk Management [Line Items]
Currency derivatives | kr							kr 259.5		kr 500.0
Fair value of currency derivatives						$ 900,000		$ 300,000
Nominal amount of liabilities to credit institutions						2,800,000		4,000,000
Short-term investments										$ 250,000,000
Convertible notes						323,528,000		0
Investments at fair value						0
Term loan facility						130,000
Impairments loss for outstanding trade receivables						$ 0		0
Agreement reset term						SRCF Agreement was reset to three years and six months, with a one year uncommitted extension option,	SRCF Agreement was reset to three years and six months, with a one year uncommitted extension option,
Cash and cash equivalents						$ 249,299,000		82,644,000		$ 295,572,000							$ 105,364,000
Long term financing	$ 130,000,000
Maturity						3	3
Liabilities to credit institutions balance						$ 120,305,000		52,590,000
Short-term credit facility						6,056,000		49,922,000
Undrawn bank overdraft facilities						$ 210,300,000		318,400,000
SOFR
Disclosure Of Financial Risk Management [Line Items]
Interest rate						2.50%					2.50%	2.50%
CAP
Disclosure Of Financial Risk Management [Line Items]
Interest rate						4.60%					4.60%	4.60%
Base Rate with Floor Rate
Disclosure Of Financial Risk Management [Line Items]
Interest rate						2.50%					2.50%	2.50%
CMB Credit Facility
Disclosure Of Financial Risk Management [Line Items]
Liabilities to credit institutions balance								0
SRCF Agreement and EIF Facility
Disclosure Of Financial Risk Management [Line Items]
Liabilities to credit institutions balance								52,600,000
EIF Facility
Disclosure Of Financial Risk Management [Line Items]
Liabilities to credit institutions balance						$ 2,800,000		$ 4,000,000				€ 2.5		€ 3.8
Borrowings extended term					3 years
Single External Customer
Disclosure Of Financial Risk Management [Line Items]
Percentage of revenues derived from customer						12.00%	12.00%	14.00%	14.00%	14.00%
SRCF Agreement
Disclosure Of Financial Risk Management [Line Items]
Reduced commitments	192,100,000	kr 2,100.0
Uncommitted incremental revolving facility option	$ 45,700,000	kr 500.0
Commitments initial margin percentage	4.00%	4.00%
Utilized Loan Amount						$ 0		$ 48,600,000					kr 507.0
Working Capital Credit Facility | CMB Credit Facility
Disclosure Of Financial Risk Management [Line Items]
Liabilities to credit institutions balance															$ 20,700,000	¥ 150
Term Loan | EIF Facility
Disclosure Of Financial Risk Management [Line Items]
Maturity						October 2025	October 2025
TLB Credit Agreement
Disclosure Of Financial Risk Management [Line Items]
Term loan facility period	5 years	5 years		5 years
Long term financing				$ 130,000,000
Liabilities to credit institutions balance						$ 132,800,000
TLB Credit Agreement | SOFR
Disclosure Of Financial Risk Management [Line Items]
Borrowings, amortization percentage	1.00%	1.00%		1.00%
TLB Credit Agreement | SOFR with Floor Rate
Disclosure Of Financial Risk Management [Line Items]
Interest rate	2.50%			2.50%
TLB Credit Agreement | SOFR with Base Rate
Disclosure Of Financial Risk Management [Line Items]
Interest rate	7.50%			7.50%
TLB Credit Agreement | Base Rate with Floor Rate
Disclosure Of Financial Risk Management [Line Items]
Interest rate	3.50%			3.50%
TLB Credit Agreement | Base rate
Disclosure Of Financial Risk Management [Line Items]
Interest rate	6.50%			6.50%
Liabilities To Credit Institutions And Available Facilities
Disclosure Of Financial Risk Management [Line Items]
Maturity						41 months	41 months	16 months	16 months	27 months
9.25% Convertible Senior PIK Notes due 2028
Disclosure Of Financial Risk Management [Line Items]
Convertible notes, maturity date			Sep. 14, 2028			Sep. 14, 2028	Sep. 14, 2028
Commodity Price Risk
Disclosure Of Financial Risk Management [Line Items]
Percentage of increase in general commodity cost price to effect commodity cost						5.00%	5.00%
Expected increase in commodity cost due to increase in general commodity cost price						$ 12,000,000		$ 11,200,000
Floating Charges Security
Disclosure Of Financial Risk Management [Line Items]
Assets pledged as security						20,000,000					kr 200.0
Real Property Mortgage Certificates
Disclosure Of Financial Risk Management [Line Items]
Assets pledged as security						$ 9,200,000					kr 92.0
Bottom of Range
Disclosure Of Financial Risk Management [Line Items]
Percentage of exposure to currency risks						0.00%	0.00%
Top of Range
Disclosure Of Financial Risk Management [Line Items]
Percentage of exposure to currency risks						100.00%	100.00%